Significant accounting policies- Additional Information (Details) - BRL (R$) R$ in Thousands		3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 14, 2022	Mar. 31, 2022	May 06, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 13, 2021	Feb. 12, 2021
Disclosure of subsidiaries [line items]
Administrative expenses					R$ 1,743,072	R$ 1,310,961	R$ 641,327
Revenue					3,562,697	2,221,823	1,011,531
Loss			R$ (40,437)	R$ (14,629)	(14,079)	R$ (55,068)	R$ 30,686
Consideration to minority shareholders					R$ 7,350
Liquidity of Cash and Cash Equivalents					3 years
Not later than one year
Disclosure of subsidiaries [line items]
Expected losses resulting from potential defaults					12 months
Later than five years and not later than six years
Disclosure of subsidiaries [line items]
Remaining asset recovery period					60 months
Inter & Co Payments, Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%				100.00%	0.00%	0.00%
Revenue					R$ 119,958
Loss					R$ 22,252
Inter Café Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%	31.40%	0.00%
Revenue						R$ 2,080
Loss						R$ 702
Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%	31.40%	0.00%
Revenue						R$ 2,202
Loss						R$ 599
Inter Food Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					70.00%	22.00%	70.00%
Revenue						R$ 1,322
Loss						R$ 163
Acquired percentage of common shares								70.00%
Consideration transferred					R$ 8,350
Consideration as contributed capital					R$ 1,000
IM Designs Desenvolvimento de Software Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					50.00%	15.70%	0.00%
Revenue						R$ 1,322
Loss						R$ 163
Consideration transferred					R$ 15,000
Consideration to minority shareholders					10,000
Consideration as contributed capital					R$ 5,000
Acerto Cobrança e Informações Cadastrais S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					60.00%	18.90%	0.00%
Revenue						R$ 9,343
Loss						3,750
Acquired percentage of common shares									60.00%
Consideration transferred				45,000		45,000
Consideration to minority shareholders				25,000		25,000
Consideration as contributed capital				20,000		20,000
Acerto Cobrança e Informações Cadastrais S.A. | Current
Disclosure of subsidiaries [line items]
Consideration to minority shareholders				7,250		7,250
Acerto Cobrança e Informações Cadastrais S.A. | Later than one year and not later than two years
Disclosure of subsidiaries [line items]
Consideration to minority shareholders				17,750		17,750
Acerto Cobrança e Informações Cadastrais S.A. | Later than two years and not later than three years
Disclosure of subsidiaries [line items]
Consideration to minority shareholders				R$ 17,750		R$ 17,750
Inter Asset Holding S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					70.00%	22.00%	70.00%
Inter Asset Gestão de Recursos Ltda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					70.00%	22.00%	0.00%
Acquisition costs | Inter & Co Payments, Inc
Disclosure of subsidiaries [line items]
Administrative expenses					R$ 5,821
Acquisition costs | Inter Café Ltda.
Disclosure of subsidiaries [line items]
Administrative expenses		R$ 10
Acquisition costs | Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Administrative expenses		R$ 10